UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Westfield Capital Large Cap Growth Fund

Westfield Capital Dividend Growth Fund

Semi-Annual	April 30, 2020

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-866-454-0738.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-454-0738. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or Westfield Capital Management Funds if you invest directly with the Funds.

Investment Adviser:

Westfield Capital Management Company, L.P

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL APRIL 30, 2020

The Funds file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-454-0738; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND APRIL 30, 2020 (UNAUDITED)

SHAREHOLDERS’ LETTER

Dear Shareholder:

The year began with stocks making new all-time highs, driven by an economy operating at full employment, absent inflationary pressures, an accommodative Federal Reserve, and waning concerns over trade negotiations. However, markets turned sharply lower in February when it became apparent that COVID-19 had arrived in the U.S. and containment was no longer possible. The rise of the virus impaired the economic backdrop for global growth and precipitated the sharpest and fastest decline ever for the economy and the stock market. Deleveraging and forced liquidations of stocks and bonds resulted in extreme volatility as investors sought the safety of cash above all else. Oil demand dried up, credit spreads showed signs of stress, and massive stimulus measures were implemented across the world. The speed of the sell-off and ensuing liquidity crunch resulted in stock correlations spiking towards 1, providing little differentiation between businesses. Though any significant market drawdown is painful, they also provide opportunities to take advantage of price dislocations. Towards the end of March, variations in price action suggested that price discovery was once again taking place after a period where forced liquidations drove much of the market.

The Westfield Capital Large Cap Growth Fund (the “portfolio”) returned 3.23% (gross of fees) in the trailing 6-month period ending April 30, 2020, underperforming the Russell 1000® Growth Index (the “index”), which returned 6.09%. Relative weakness in the portfolios cyclically sensitive investments within Energy and Financials overshadowed relative strength within Health Care and the Consumer sectors.

Energy was the largest source of relative weakness, costing 169 basis points (“bps”) of relative returns. An unprecedented combination of supply and demand issues led to a dramatic decline in energy commodities and stocks within the Energy sector. The effects of COVID-19 are proving to be the most disruptive event ever for Energy companies, with the potential for global demand to be down nearly 25% in the second quarter. Contributing to the negative results in the Energy sector is the ongoing conflict between Russia and Saudi Arabia, introducing additional long-term concerns to industry supply discipline. Given the macro uncertainty facing the sector, we decided to exit our investments in the group during the quarter. We will continue to monitor the space and look to opportunistically reinvest in idiosyncratic growth stories that can benefit from future changes in supply or demand.

Financials also detracted during the quarter, costing the portfolio 103 bps in relative returns. The sector faced headwinds during the period due to rapidly falling rates,

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND APRIL 30, 2020 (UNAUDITED)

exacerbated in part by deleveraging and illiquidity, and additional signs of credit market stress. Citigroup Inc. traded down over general concerns on rates and credit as well as its exposure to international markets relative to peers - including 21% of total revenues derived from Asia. Given the near-term uncertainty and potential for continued weakness in the quarters ahead we exited our position to fund ideas with better risk-reward profiles, in our opinion. Also detracting from returns was alternatives investment manager, Brookfield Asset Management Inc. The stock depreciated due to concerns from investors around their use of leverage, the company’s deferral of carried interest earnings due to market declines, as well as Brookfield’s exposure to the US mall sector via their investment in General Growth Properties Inc. We exited our position in the first quarter to reduce risk from these near-term trends and to fund more immediate opportunities elsewhere.

Health Care was the top source of relative strength, adding 90 bps to relative returns, with performance driven by strong stock selection. We believe Health Care is one of the best growth areas of the market and continue to find opportunities within the sector that offer exciting, innovation-driven growth. We remain constructive on the group broadly as the sector has been largely insulated from the global macroeconomic and employment disruptions caused by COVID-19 and conversely is a beneficiary of some of the impacts from the pandemic. Furthermore, in this environment, we believe that high quality businesses supported by strong cash flows and healthy revenue streams should be better able to weather the storm. In particular, we are finding attractive opportunities across a variety of sub-sectors including therapeutics, health care tools and equipment and medical technology. Medicines Company, a late-stage drug developer focused on cholesterol management therapies for cardiovascular disease and long-term high conviction holding for the portfolio, was the key driver for both the sector and the portfolio during the period. The stock was up meaningfully after the late November announcement that Novartis was acquiring the company at a premium.

While headlines continue to show spikes in reported infections, and another move lower is certainly possible, we do believe that the brunt of the risk repricing has already occurred. We could also point to signs that are typically evident during a “bottoming” process like panic selling, forced liquidations, and deleveraging by quantitative strategies but acknowledge we are in unchartered territory. Our view, and hope, is that the policies enacted in the U.S. will help the economy bridge the gap from now until workers can safely return to their jobs. When that happens, our expectation remains for recovery in economic activity, albeit at a measured pace until a viable therapeutic agent and, ultimately, a vaccine is mass produced. We remain committed to a balanced approach within the portfolios and have exposure to both defensive stocks which provide a ballast during turbulent times, as well as those more

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND APRIL 30, 2020 (UNAUDITED)

economically sensitive names that will benefit most when activity resumes to pre-crisis levels. We have been encouraged by how our portfolios have acted during this environment and we remain committed to the pursuit of refining portfolio positioning as the path forward regarding the crisis comes into view.

Definition of Comparative Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.3%‡

	Shares	Value
COMMUNICATION SERVICES — 13.3%
Alphabet, Cl A *	509	$685,470
Charter Communications, Cl A *	613	303,576
Facebook, Cl A *	2,950	603,895
T-Mobile US*	1,700	149,260

		1,742,201

CONSUMER DISCRETIONARY — 12.0%
Amazon.com *	330	816,420
Home Depot	1,615	355,025
NIKE, Cl B	2,560	223,181
Starbucks	2,190	168,039

		1,562,665

CONSUMER STAPLES — 3.2%
Constellation Brands, Cl A	1,280	210,803
Walmart	1,720	209,066

		419,869

FINANCIALS — 4.7%
Blackstone Group, Cl A	3,010	157,242
S&P Global	969	283,801
Willis Towers Watson	1,000	178,290

		619,333

HEALTH CARE — 15.2%
Boston Scientific *	7,440	278,851
Bristol-Myers Squibb	4,900	297,969
Humana	1,270	484,911
Novartis ADR	3,380	286,388
Thermo Fisher Scientific	1,050	351,414

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Vertex Pharmaceuticals*	1,150	$288,880

		1,988,413

INDUSTRIALS — 9.7%
AMETEK	2,250	188,707
Illinois Tool Works	1,225	199,062
L3Harris Technologies	1,220	236,314
Trane Technologies	2,940	257,015
TransDigm Group	434	157,577
Union Pacific	1,420	226,902

		1,265,577

INFORMATION TECHNOLOGY — 37.5%
Apple	2,536	745,077
Applied Materials	4,910	243,929
Atlassian, Cl A *	790	122,837
Broadcom	740	200,999
Cisco Systems	4,600	194,948
Fidelity National Information Services	2,620	345,552
Intel	2,420	145,152
Microsoft	4,005	717,736
NVIDIA	680	198,750
PayPal Holdings *	2,500	307,500
salesforce.com inc *	2,750	445,363
ServiceNow *	1,195	420,090
Splunk *	1,120	157,203
Visa, Cl A	2,650	473,608
Workday, Cl A*	1,240	190,836

		4,909,580

REAL ESTATE — 1.7%
Alexandria Real Estate Equities†	1,380	216,784

TOTAL COMMON STOCK (Cost $7,426,738)		12,724,422

TOTAL INVESTMENTS — 97.3%
(Cost $7,426,738)		$12,724,422

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND APRIL 30, 2020 (UNAUDITED)

Percentages are based on Net Assets of $13,077,193.
*	Non-income producing security.
†	Real Estate Investment Trust.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2020 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%‡

	Shares	Value
COMMUNICATION SERVICES — 4.6%
Comcast, Cl A	64,890	$2,441,811
Verizon Communications	56,210	3,229,264

		5,671,075

CONSUMER DISCRETIONARY — 7.9%
Home Depot	21,310	4,684,577
Service Corp International	52,910	1,943,914
Target	28,580	3,136,369

		9,764,860

CONSUMER STAPLES — 6.9%
Mowi ASA ADR	142,285	2,435,919
PepsiCo	17,690	2,340,210
Walmart	29,950	3,640,423

		8,416,552

FINANCIALS — 6.9%
Arthur J Gallagher	22,724	1,783,834
Blackstone Group, Cl A	48,720	2,545,133
First American Financial	46,520	2,145,502
T Rowe Price Group	17,740	2,051,276

		8,525,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 18.4%
Abbott Laboratories	54,910	$5,056,662
Bristol-Myers Squibb	56,740	3,450,359
CVS Health	46,470	2,860,229
Merck	36,700	2,911,778
Quest Diagnostics	45,339	4,992,277
STERIS	23,440	3,340,200

		22,611,505

INDUSTRIALS — 12.9%
IDEX	15,780	2,424,282
Illinois Tool Works	17,840	2,899,000
Parker-Hannifin	17,610	2,784,493
Rush Enterprises, Cl A	49,422	1,853,325
Timken	47,750	1,794,445
Trane Technologies	21,270	1,859,423
Union Pacific	14,150	2,261,029

		15,875,997

INFORMATION TECHNOLOGY — 31.0%
Apple	26,330	7,735,754
Broadcom	13,690	3,718,478
Cisco Systems	77,870	3,300,131
Fidelity National Information Services	26,890	3,546,522
Jack Henry & Associates	19,932	3,259,878
Microsoft	51,568	9,241,501
Science Applications International	20,980	1,713,227
Taiwan Semiconductor Manufacturing ADR	39,920	2,120,949
Texas Instruments	30,480	3,537,814

		38,174,254

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND APRIL 30, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 4.9%
Avery Dennison	30,050	$3,317,220
FMC	29,110	2,675,209

		5,992,429

REAL ESTATE — 4.8%
Alexandria Real Estate Equities †	25,760	4,046,638
Sun Communities †	14,010	1,882,944

		5,929,582

TOTAL COMMON STOCK (Cost $94,302,051)		120,961,999

TOTAL INVESTMENTS— 98.3%
(Cost $94,302,051)		$120,961,999

Percentages are based on Net Assets of $123,108,862.
†	Real Estate Investment Trust.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Westfield Capital Large Cap Growth Fund	Westfield Capital Dividend Growth Fund
Assets:
Investments, at Value (Cost $7,426,738 and $94,302,051, respectively)	$12,724,422	$120,961,999
Cash	464,502	4,030,839
Receivable for Investment Securities Sold	3,935,598	–
Prepaid Expenses	12,170	14,890
Reclaim Receivable	3,396	–
Dividends Receivable	2,903	104,065
Receivable for Capital Shares Sold	2,647	–
Receivable due from Adviser	2,169	–

Total Assets	17,147,807	125,111,793

Liabilities:
Payable for Capital Shares Redeemed	4,048,196	–
Payable due to Administrator	2,653	19,479
Chief Compliance Officer Fees Payable	43	2,429
Payable for Investment Securities Purchased	–	1,856,086
Payable due to Adviser	–	47,069
Payable due to Shareholder Servicing Agent (Investor Class Shares)	–	775
Payable due to Trustees	–	6,499
Other Accrued Expenses	19,722	70,594

Total Liabilities	4,070,614	2,002,931

Net Assets	$13,077,193	$123,108,862

Net Assets Consist of:
Paid-in Capital	$12,666,366	$96,866,804
Total Distributable Earnings	410,827	26,242,058

	$13,077,193	$123,108,862

Institutional Class Shares:
Net Assets	$12,755,982	$122,331,573
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	7,541,327	10,633,760
Net Asset Value, Offering and Redemption Price Per Share	$1.69	$11.50

Investor Class Shares:
Net Assets	$321,211	$777,289
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	173,239	67,357
Net Asset Value, Offering and Redemption Price Per Share	$1.85	$11.54

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Westfield Capital Large Cap Growth Fund	Westfield Capital Dividend Growth Fund
Investment Income
Dividends	$155,078	$1,675,508
Interest	1,550	16,246
Less: Foreign Taxes Withheld	(3,144)	(30,458)

Total Investment Income	153,484	1,661,296

Expenses
Investment Advisory Fees	70,283	491,720
Administration Fees	18,903	115,482
Trustees’ Fees	3,516	10,147
Chief Compliance Officer Fees	763	3,910
Shareholder Servicing Fees (Investor Class Shares)	358	950
Transfer Agent Fees	31,208	43,993
Registration Fees	16,334	19,467
Custodian Fees	3,165	1,365
Legal Fees	3,036	17,761
Audit Fees	2,847	21,794
Printing Fees	1,859	12,216
Insurance and Other Expenses	3,043	12,930

Total Expenses	155,315	751,735

Less:
Waiver of Investment Advisory Fees	(63,001)	(127,782)
Fees Paid Indirectly	(57)	(106)

Net Expenses	92,257	623,847

Net Investment Income	61,227	1,037,449

Net Realized Gain (Loss) on Investments	3,973,842	(910,906)

Net Change in Unrealized Depreciation on Investments	(3,564,292)	(7,005,943)

Net Realized and Unrealized Gain (Loss) on Investments	409,550	(7,916,849)

Net Increase (Decrease) in Net Assets Resulting from Operations	$470,777	$(6,879,400)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$61,227	$161,812
Net Realized Gain on Investments	3,973,842	16,448,417
Net Change in Unrealized Depreciation on Investments	(3,564,292)	(11,127,144)

Net Increase in Net Assets Resulting from Operations	470,777	5,483,085

Distributions:
Institutional Class Shares	(20,869,083)	(25,154,580)
Investor Class Shares	(166,686)	(97,207)

Total Distributions	(21,035,769)	(25,251,787)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	1,784,957	2,805,658
Reinvestment of Distributions	20,867,798	23,934,737
Redeemed	(16,332,226)	(41,714,368)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	6,320,529	(14,973,973)

Investor Class Shares
Issued	134,006	7,500
Reinvestment of Distributions	166,686	97,207
Redeemed	(29,413)	(53,959)

Net Increase in Net Assets from Investor Class Share Transactions	271,279	50,748

Net Increase/Decrease in Net Assets from Share Transactions	6,591,808	(14,923,225)

Total Decrease in Net Assets	(13,973,184)	(34,691,927)

Net Assets:
Beginning of Period	27,050,377	61,742,304

End of Period	$13,077,193	$27,050,377

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,037,449	$2,058,889
Net Realized Gain (Loss) on Investments	(910,906)	110,357
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,005,943)	16,503,036

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,879,400)	18,672,282

Distributions:
Institutional Class Shares	(2,311,475)	(9,693,602)
Investor Class Shares	(11,514)	(53,090)

Total Distributions	(2,322,989)	(9,746,692)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	339,965	1,518,986
Reinvestment of Distributions	2,146,150	9,585,667
Redeemed	(2,793,668)	(3,343,654)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(307,553)	7,760,999

Investor Class Shares
Issued	82,360	—
Reinvestment of Distributions	11,514	53,090
Redeemed	—	(2,568)

Net Increase in Net Assets from Investor Class Share Transactions	93,874	50,522

Net Increase/Decrease in Net Assets from Share Transactions	(213,679)	7,811,521

Total Increase (Decrease) in Net Assets	(9,416,068)	16,737,111

Net Assets:
Beginning of Period	132,524,930	115,787,819

End of Period	$123,108,862	$132,524,930

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Institutional Class Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net Asset Value, Beginning of Period/Year	$7.04	$11.43	$14.14	$12.74	$13.97	$14.49

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	—	0.03	0.02	0.04	0.03	0.05
Net Realized and Unrealized Gain	0.10	0.41	1.00	3.26	0.02	0.61

Total from Operations	0.10	0.44	1.02	3.30	0.05	0.66

Dividends and Distributions from:
Net Investment Income	(0.01)	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)
Net Realized Gains	(5.44)	(4.82)	(3.70)	(1.85)	(1.24)	(1.13)

Total Dividends and Distributions	(5.45)	(4.83)	(3.73)	(1.90)	(1.28)	(1.18)

Net Asset Value, End of Period/Year	$1.69	$7.04	$11.43	$14.14	$12.74	$13.97

Total Return†	1.82%	15.84%	8.57%	29.65%	0.54%	4.70%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$12,756	$26,831	$61,508	$106,364	$172,123	$201,547
Ratio of Expenses to Average Net Assets(2)	0.85%**	0.85%	0.85%	0.85%	0.85%	0.86%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.43%**	1.17%	1.04%	0.95%	0.90%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.57%**	0.39%	0.16%	0.31%	0.26%	0.33%
Portfolio Turnover Rate	26%***	57%	60%	54%	63%	82%

**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.86%, respectively.
(3)

The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.85%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Investor Class Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net Asset Value, Beginning of Period/Year	$7.19	$11.57	$14.28	$12.84	$14.07	$14.58

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	—	0.01	(0.01)	0.01	—	0.01
Net Realized and Unrealized Gain	0.11	0.43	1.01	3.30	0.02	0.63

Total from Operations	0.11	0.44	1.00	3.31	0.02	0.64

Dividends and Distributions from:
Net Investment Income	(0.01)	—	(0.01)	(0.02)	(0.01)	(0.02)
Net Realized Gains	(5.44)	(4.82)	(3.70)	(1.85)	(1.24)	(1.13)

Total Dividends and Distributions	(5.45)	(4.82)	(3.71)	(1.87)	(1.25)	(1.15)

Net Asset Value, End of Period/Year	$1.85	$7.19	$11.57	$14.28	$12.84	$14.07

Total Return†	1.68%	15.45%	8.27%	29.42%	0.27%	4.50%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$321	$219	$234	$178	$187	$209
Ratio of Expenses to Average Net Assets(2)	1.10%**	1.10%	1.10%	1.10%	1.10%	1.11%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.72%**	1.44%	1.29%	1.20%	1.15%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27%**	0.08%	(0.11%)	0.05%	0.01%	0.08%
Portfolio Turnover Rate	26%***	57%	60%	54%	63%	82%

**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.10%, 1.10%, 1.10%, 1.10%, 1.10% and 1.11%, respectively.
(3)

The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 1.10%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Institutional Class Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net Asset Value, Beginning of Period/Year	$12.33		$11.69	$12.21	$10.22	$10.67	$10.88

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.10		0.19	0.16	0.17	0.20	0.14
Net Realized and Unrealized Gain (Loss)	(0.71)		1.44	0.81	2.08	(0.13)	0.20

Total from Operations	(0.61)		1.63	0.97	2.25	0.07	0.34

Dividends and Distributions from:
Net Investment Income	(0.22)		(0.14)	(0.16)	(0.22)	(0.18)	(0.21)
Net Realized Gains	—		(0.85)	(1.33)	(0.04)	(0.34)	(0.34)
Total Dividends and

Distributions	(0.22)		(0.99)	(1.49)	(0.26)	(0.52)	(0.55)

Net Asset Value, End of Period/Year	$11.50		$12.33	$11.69	$12.21	$10.22	$10.67

Total Return†	(5.16%	)	16.30%	8.31%	22.39%	0.90%	3.10%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$122,332		$131,791	$115,153	$109,181	$96,199	$97,940
Ratio of Expenses to Average Net Assets(2)	0.95%**		0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.15%**		1.13%	1.08%	1.06%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.59%**		1.71%	1.31%	1.56%	1.98%	1.29%
Portfolio Turnover Rate	39%***		71%	69%	122%	112%	133%

**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.95%, 0.95%, 0.95%, 0.95%, 0.95% and 0.95%, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS — continued

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

	Investor Class Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016		Year Ended October 31, 2015
Net Asset Value, Beginning of Period/Year	$12.36		$11.71	$12.23	$10.24	$10.70		$10.89

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.08		0.17	0.12	0.14	0.17		0.08
Net Realized and Unrealized Gain (Loss)	(0.71)		1.45	0.82	2.09	(0.13)		0.24

Total from Operations	(0.63)		1.62	0.94	2.23	0.04		0.32

Dividends and Distributions from:
Net Investment Income	(0.19)		(0.12)	(0.13)	(0.20)	(0.16)		(0.17)
Net Realized Gains	—		(0.85)	(1.33)	(0.04)	(0.34)		(0.34)

Total Dividends and Distributions	(0.19)		(0.97)	(1.46)	(0.24)	(0.50)		(0.51)

Net Asset Value, End of Period/Year	$11.54		$12.36	$11.71	$12.23	$10.24		$10.70

Total Return†	(5.28%	)	16.08%	8.06%	22.11%	(0.60%	)	2.91%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$777		$734	$635	$471	$347		$246
Ratio of Expenses to Average Net Assets(2)	1.20%**		1.20%	1.20%	1.20%	1.20%		1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.40%**		1.38%	1.33%	1.31%	1.30%		1.30%
Ratio of Net Investment Income to Average Net Assets	1.33%**		1.46%	1.03%	1.29%	1.71%		0.75%
Portfolio Turnover Rate	39%***		71%	69%	122%	112%		133%

**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.20%, 1.20%, 1.20%, 1.20%, 1.20% and 1.20%, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 19 funds. The financial statements herein are those of the Westfield Capital Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Westfield Capital Dividend Growth Fund (the “Dividend Growth Fund”) (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940. The investment objective of the Large Cap Growth Fund is long-term growth of capital by investing primarily (at least 80% of its net assets) in equity securities. The Large Cap Growth Fund focuses on U.S. listed common stocks with large market capitalizations that Westfield Capital Management Company, L.P. (the “Adviser”) believes are quality companies with stock that offers the potential for future price appreciation. The investment objective of the Dividend Growth Fund is long-term growth of capital by investing in equity securities from a variety of economic sectors with a history or prospect of paying stable or increasing dividends.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2020, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for which the Administrator is paid an asset based fee which will vary depending on the number of share classes and average daily net assets of the Fund. For the six months ended April 30, 2020, the Large Cap Growth Fund and Dividend Growth Fund paid $18,903 and $115,482, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2020, the Large Cap Growth Fund and Dividend Growth Fund incurred shareholder servicing fees of $358 and $950, respectively. These fees represent 0.25% and 0.25% of the Average Net Assets of the Large Cap Growth Fund Investor Class Shares and Dividend Growth Fund Investor Class Shares, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. During the six months ended April 30, 2020, the Large Cap Growth Fund and Dividend Growth Fund earned cash management credits of $57 and $106, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Large Cap Growth Fund at a fee calculated at an annual rate of 0.65% and to the Dividend Growth Fund at a fee calculated at an annual rate of 0.75% of the respective Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Large Cap Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.85% of the average daily net assets of each class until February 28, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Large Cap Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. As of April 30, 2020, fees for the Large Cap Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time expenses were waived, were $125,888, $149,603 and $123,401, expiring in 2021, 2022 and 2023, respectively.

The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Dividend Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.95% of the average daily net assets of each class until February 28, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Dividend Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.95% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. As of April 30, 2020, fees for the Dividend Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $133,331, $190,307 and $241,178 expiring in 2021, 2022 and 2023, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

6. Share Transactions:

Large Cap Growth Fund	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Share Transactions:
Institutional Class
Issued	1,222,710	437,047
Reinvested	12,343,796	4,351,583
Redeemed	(9,838,433)	(6,356,074)

Net Increase (Decrease) in Institutional Class Shares	3,728,073	(1,567,444)

Investor Class
Issued	67,710	1,102
Reinvested	90,074	17,297
Redeemed	(15,031)	(8,132)

Net Increase in Investor Class Shares	142,753	10,267

Dividend Growth Fund	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Share Transactions:
Institutional Class
Issued	27,918	147,629
Reinvested	166,627	977,559
Redeemed	(245,295)	(288,802)

Net Increase (Decrease) in Institutional Class Shares	(50,750)	836,386

Investor Class
Issued	7,081	—
Reinvested	890	5,406
Redeemed	—	(260)

Net Increase in Investor Class Shares	7,971	5,146

7. Investment Transactions:

For the six months ended April 30, 2020, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Large Cap Growth Fund	$5,344,376	$19,839,571
Dividend Growth Fund	49,271,065	51,831,771

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for during the years ended October 31, 2019 and October 31, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Large Cap Growth Fund
2019	$2,309,942	$22,941,845	$25,251,787
2018	5,191,928	21,773,135	26,965,063
Dividend Growth Fund
2019	$3,045,421	$6,701,271	$9,746,692
2018	4,716,178	8,869,797	13,585,975

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Large Cap Growth Fund	Dividend Growth Fund
Undistributed Ordinary Income	$106,040	$1,909,238
Undistributed Long-Term Capital Gain	12,050,065	–
Post-October Losses	–	–
Capital Loss Carryforwards	–	(130,681)
Net Unrealized Appreciation	8,819,714	33,665,890

Total Distributable Earnings	$20,975,819	$35,444,447

For Federal income tax purposes, the cost of securities owned at October 31, 2019, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to and deferred wash sale losses, which is temporary adjustment for Federal income tax purposes in the current period. At October 31, 2019, the Dividend Growth Fund had short term capital loss carryforwards of $130,681.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2020 were as follows:

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth
Fund	$7,426,738	$5,528,812	$(231,128)	$5,297,684
Dividend Growth
Fund	$94,302,051	$29,146,720	$(2,486,772)	$26,659,948

9. Risks:

Dividend Paying Stocks Risk – The Dividend Growth Funds emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Emerging Market Securities Risk – Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk – Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Foreign Company Risk – Investing in foreign companies, including direct investments and through American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to the issuer’s home country. Securities of foreign companies

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Large Cap Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded.MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Portfolio Turnover Risk – The Dividend Growth Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

10. Other:

At April 30, 2020, the percentages held by a limited number of shareholders for each Fund (shareholder segments comprised of omnibus and accounts that were held on behalf of individual shareholders and in the Dividend Growth Fund, Institutional Class Shares, one record related party shareholder), each owning 10% or greater of the aggregate shares outstanding, was as follows:

	No. of Shareholders	% Ownership
Large Cap Growth Fund, Institutional Class Shares	3	87%
Large Cap Growth Fund, Investor Class Shares	1	98%
Dividend Growth Fund, Institutional Class Shares	2	50%
Dividend Growth Fund, Investor Class Shares	1	94%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

13. Subsequent Events:

Subsequent to April 30, 2020, the Board approved a plan of liquidation providing for the liquidation of the Large Cap Growth Fund’s assets and the distribution of the net proceeds pro rata to the Fund’s shareholders. The Large Cap Growth Fund is expected to cease operations and liquidate on or about July 1, 2020.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS

APRIL 30, 2020 (UNAUDITED)

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments were required to the financial statements as of April 30, 2020.

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THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2020 (UNAUDITED)

  DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS APRIL 30, 2020 (UNAUDITED)

  DISCLOSURE OF FUND EXPENSES

comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Westfield Capital Large Cap Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,018.20	0.85%	$4.27
Investor Class	1,000.00	1,016.80	1.10	5.52
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.64	0.85%	$4.27
Investor Class	1,000.00	1,019.39	1.10	5.52
Westfield Capital Dividend Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$948.40	0.95%	$4.60
Investor Class	1,000.00	947.20	1.20	5.81
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.14	0.95%	$4.77
Investor Class	1,000.00	1,018.90	1.20	6.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

NOTES

NOTES

Westfield Capital Funds

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

WCM-SA-001-0900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: July 8, 2020